Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes
Income Taxes

Note 17—Income Taxes

The components of income/(loss) from continuing operations before income taxes were as follows:

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
	(thousands)	(thousands)
United States	$(79,854)	$(63,566)
Total	$(79,854)	$(63,566)

A summary of the components of the net deferred tax assets and liabilities as of March 31, 2013 and 2012 is as follows:

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
	(thousands)
Current deferred tax assets
Charitable contributions	$3	$—
Accrued bonuses	170	—
Accrued severance	138	—
Accrued expenses	4	10
Total current deferred tax assets	$315	$10

Non-current deferred tax assets
Investment in AWP	$—	$1,085
Operating loss carry forward	20,493	3,321
Start-up costs	100	107
Stock compensation	7,247	3,505
Warrant expense	2,161	—
Mineral properties	52,625	—
Exploration	5,892	—
Total non-current deferred tax assets	$88,518	$8,018

Valuation allowances	$(88,505)	$(7,956)

Total deferred tax assets	$328	$72

Current deferred tax liabilities
Prepaid expenses	$(226)	$(60)
Total current deferred tax liabilities	$(226)	$(60)

Non-current deferred tax liabilities
Fixed assets	(102)	(12)
Total non-current deferred tax liabilities	$(102)	$(12)

Total deferred tax liability	(328)	(72)

Net deferred income tax assets (liabilities)	$—	$—

Based upon the level of taxable income (loss) and projections of future taxable income (loss) over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will not realize the benefits of these deductible differences, and thus has recorded a valuation allowance against the net deferred tax asset balance of $88.5 million. If we are profitable for a number of years and our prospects for the realization of our deferred tax assets are more likely than not, we will then reverse our valuation allowance and credit income tax expense.

At March 31, 2013 the Company had $56.5 million of federal net operating loss carryforwards in the United States which expire at various dates through March 31, 2033. Valuation allowances have been recorded on net operating loss carryforwards where the Company believes it is more likely than not that the net operating loss will not be realized. The Company will monitor the need for a valuation allowance on an ongoing basis and will make the appropriate adjustments as necessary should circumstances change.

The Company believes that there is no uncertainty for any income tax position. Therefore, the Company did not reserve an amount for unrecognized tax benefits. Tax years remaining subject to examination include the calendar years 2010 and 2011, the period January 1, 2012 to March 31, 2012 and the fiscal year ended March 31, 2013.

The components of the consolidated income tax benefit (provision) from continuing operations were as follows:

	Year Ended March 31, 2013	Year Ended March 31, 2012
	(thousands)	(thousands)
Current portion of income tax expense (benefit)
U.S. federal	$—	$—
U.S. state	—	—
Deferred portion of income tax expense (benefit)
U.S. federal	—	—
U.S. state	—	—
Total income tax expense (benefit)	$—	$—

A reconciliation of the actual income tax benefit (provision) and the tax computed by applying the U.S. federal rate (35%) to the loss before income taxes is as follows:

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
	(thousands)	(thousands)
Tax benefit from continuing operations	$(29,374)	$(2,214)
State tax benefit from continuing operations	(1,008)	(63)
Non-deductible expenses	384	168
Derivative expense	665	—
Change in valuation allowance	80,549	1,765
Non-controlling interest	1,475	247
AWP step-up	(52,625)	—
Other	(66)	(97)
Total income tax expense (benefit)	$—	$—